Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Property Plant And Equipment [Abstract]
Depreciation expense	$ 400	$ 400	$ 775	$ 504